CONTRACT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity at March 31, 2024 and December 31, 2023 is presented below:

	March 31, 2024	December 31, 2023
Beginning balance as January 1,	$207,513	$198,606
Issued	706,971	891,060
Redeemed	(671,786)	(812,694
Breakage recognized	(62,782)	(69,459)
Ending balance	$179,916	$207,513

A summary of the contract liabilities activity at December 31, 2023 and 2022 is presented below:

	December 31, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	891,060	859,383
Redeemed	(812,694)	(623,348)
Breakage recognized	(69,459)	(55,943)
Ending balance	$207,513	$198,606